Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2014
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2014 term:
Overnight agreements	$366,731	$370,704	$236,077.16%
1 to 29 days	3,717	3,781	1,016.45
30 to 90 days	13,399	13,628	6,705.38
Over 90 days	743,323	746,305	614,552	3.83

Total	$1,127,170	$1,134,418	$858,350	2.79%

December 31, 2013 term:
Overnight agreements	$332,042	$341,238	$209,899.17%
1 to 29 days	27,954	28,288	18,666.40
30 to 90 days	8,106	8,263	3,295.43
Over 90 days	945,535	940,209	725,521	3.78

Total	$1,313,637	$1,317,998	$957,381	2.91%